Financial instruments and risk management (Details 11) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	R$ 8,895
Probable amount	(101)
Reasonably possible gain (loss)	1,055
Possible gain (loss)	3,165
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	213
Probable amount	21
Reasonably possible gain (loss)	24
Possible gain (loss)	73
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real Mexican Peso Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	60
Probable amount	12
Reasonably possible gain (loss)	7
Possible gain (loss)	20
Cash Cash Equivalents And Financial Investments [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	2,631
Probable amount	(62)
Reasonably possible gain (loss)	80
Possible gain (loss)	239
Borrowing [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(62,661)
Probable amount	545
Reasonably possible gain (loss)	(5,696)
Possible gain (loss)	(17,089)
Borrowing [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(37)
Probable amount	(4)
Reasonably possible gain (loss)	(4)
Possible gain (loss)	(13)
Trade Payables [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(10,502)
Probable amount	119
Reasonably possible gain (loss)	(1,246)
Possible gain (loss)	(3,737)
Trade Payables [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	16
Probable amount	2
Reasonably possible gain (loss)	2
Possible gain (loss)	5
Trade Payables [Member] | Brazilian Real Mexican Peso Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(870)
Probable amount	(176)
Reasonably possible gain (loss)	(97)
Possible gain (loss)	(292)
Derivatives [member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(522)
Probable amount	102
Reasonably possible gain (loss)	(89)
Possible gain (loss)	(295)
Derivatives [member] | IPCA Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	747
Probable amount	101
Reasonably possible gain (loss)	45
Possible gain (loss)	143
Loan From Non Controlling Shareholdersof Braskem Idesa [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,037)
Probable amount	12
Reasonably possible gain (loss)	(123)
Possible gain (loss)	(369)
Trade Accounts Receivables [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	1,630
Probable amount	(18)
Reasonably possible gain (loss)	193
Possible gain (loss)	580
Trade Accounts Receivables [Member] | Brazilian Real Mexican Peso Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	279
Probable amount	56
Reasonably possible gain (loss)	31
Possible gain (loss)	93
Borrowings Indexed To CDI [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(3,091)
Probable amount	218
Reasonably possible gain (loss)	(296)
Possible gain (loss)	(942)
Leniency Agreement [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(673)
Probable amount	25
Reasonably possible gain (loss)	(33)
Possible gain (loss)	(99)
Borrowings Indexed To IPCA [Member] | IPCA Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(1,117)
Probable amount	(1)
Reasonably possible gain (loss)	(30)
Possible gain (loss)	(91)
Borrowings Indexed To SOFR [Member] | SOFR Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	(11,668)
Probable amount	47
Reasonably possible gain (loss)	(859)
Possible gain (loss)	R$ (2,577)